UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 33-72212

Aquila Three Peaks Opportunity Growth Fund
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: December 31, 2011

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2012
(unaudited)

		Market
Shares	Common Stocks (94.7%)	Value	(a)

	Advertising Agencies (1.3%)
24,281	Interpublic Group of Companies, Inc.	$270,005

	Beverages - Wine/ Spirits (2.8%)
18,334	Constellation Brands, Inc.+	593,105

	Broadcast Service/ Programming (1.7%)
3,336	Liberty Media Corp.+	347,511

	Cable & Satellite TV (7.3%)
6,171	Charter Communications, Inc.+	463,257
6,712	DIRECTV+	352,112
19,347	Dish Network Corp.	592,212
4,592	EchoStar Corp.+	131,607
		1,539,188

	Casino Hotels (0.9%)
10,727	Ameristar Casinos, Inc.	190,941

	Commercial Services (2.2%)
13,682	Iron Mountain, Inc.	466,693

	Consumer Products - Miscellaneous (0.5%)
2,180	Scotts Miracle-Gro Co.	94,765

	Containers - Metal/ Glass (5.0%)
14,517	Ball Corp.	614,214
9,706	Silgan Holdings, Inc.	422,308
		1,036,522

	Containers - Paper/Plastic (3.8%)
137,010	Graphic Packaging Holding Co.+	796,028

	Containers & Packaging Manufacturing (4.7%)
24,817	Crown Holdings, Inc.+	912,025
5,313	Sealed Air Corp.	82,139
		994,164

	Diversified Manufacturing Operations (0.9%)
2,797	SPX Corp.	182,952

	E-Commerce/ Services (4.2%)
9,400	Expedia, Inc.	543,696
17,890	Liberty Interactive Corp.+	330,965
		874,661

	Electronic Components - Miscellaneous (0.9%)
30,776	Flextronics International Ltd.+	184,656

	Food - Canned (1.4%)
5,453	Treehouse Foods, Inc.+	286,283

	Food - Miscellaneous/Diversified (0.5%)
3,396	B&G Foods, Inc.	102,933

	Funeral Services & Related Items (4.9%)
51,313	Service Corp. International	690,673
39,739	Stewart Enterprises, Inc.	333,609
		1,024,282

	Generic Pharmaceuticals (1.0%)
2,515	Watson Pharmaceuticals, Inc.+	214,177

	Health Care Facilities (8.2%)
9,082	Cooper Companies, Inc.	857,886
25,694	HCA Holdings, Inc.	854,326
		1,712,212

	Hotels & Motels (4.9%)
7,930	Ryman Hospitality Properties, Inc.+	313,473
12,225	Starwood Hotels & Resorts Worldwide, Inc.	708,561
		1,022,034

	Industrial Supply Distributor (0.5%)
4,280	MRC Global, Inc.+	105,245

	Information Services (1.5%)
10,314	Nielsen Holdings N.V.+	309,214

	Instruments - Controls (1.6%)
11,145	Sensata Technologies Holdings N.V.+	331,787

	Internet Based Services (0.2%)
894	Liberty Ventures+	44,378

	Medical - Biomedical/ Gene (1.2%)
2,406	Bio-Rad Laboratories, Inc.+	256,768

	Medical - Drugs (0.8%)
5,449	Endo Health Solutions, Inc.+	172,842

	Medical - Generic Drugs (1.6%)
13,727	Mylan, Inc.+	334,939

	Medical Products (0.5%)
1,659	Teleflex, Inc.	114,206

	Motion Pictures & Services (2.0%)
27,972	Lions Gate Entertainment Corp.+	427,132

	Non - Hazardous Waste Disposal (2.3%)
6,464	Covanta Holding Corp.	110,922
13,161	Republic Services, Inc.	362,059
		472,981

	Oil Company - Exploration & Production (5.8%)
6,945	Berry Petroleum Co.	282,175
23,527	Denbury Resources, Inc.+	380,196
5,314	Newfield Exploration Co.+	166,434
8,082	Whiting Petroleum Corp.+	382,925
		1,211,730

	Private Corrections (4.4%)
20,911	Corrections Corporation of America	699,473
8,084	GEO Group, Inc.	223,684
		923,157

	Real Estate Investment Trust - Hotels (2.1%)
27,926	Host Hotels & Resorts, Inc.		448,212

	Real Estate Investment Trust - Specialty & Other (1.1%)
3,233	American Tower Corp.		230,804

	Rental - Auto/ Equipment (0.4%)
2,538	United Rentals, Inc.+		83,018

	Semiconductor Devices (1.9%)
8,219	Freescale Semiconductor, Ltd.+		78,163
13,133	NXP Semiconductors N.V.+		328,456
			406,619

	Speciality Pharmaceuticals (0.5%)
1,929	Valeant Pharmaceuticals International, Inc.+		106,616

	Telecom Carriers (3.9%)
8,765	CenturyLink, Inc.		354,106
17,959	tw telecom holdings, inc.+		468,191
			822,297

	Theaters (4.7%)
15,691	Cinemark Holdings, Inc.		351,949
19,846	National CineMedia, Inc.		324,879
21,413	Regal Entertainment Group		301,281
			978,109

	Wireless Equipment (0.6%)
3,190	ViaSat, Inc.+		119,242

	Total Common Stocks		19,832,408

	Rights (0.0%)
299	Liberty Ventures rights expiring 10/09/12		4,048

	Total Investments (cost $16,678,117*)	94.7%	19,836,456
	Other assets less liabilities	5.3	1,117,674
	Net Assets	100.0%	$20,954,130

	* Cost for Federal income tax and financial reporting purposes is identical.

	+ Non-income producing security.

Percent of
Portfolio Distribution	Investments
Advertising Agencies	1.4%
Beverages - Wine/ Spirits	3.0
Broadcast Service/Programming	1.7
Cable & Satellite TV	7.8
Casino Hotels	1.0
Commercial Services	2.4
Consumer Products - Miscellaneous	0.5
Containers - Metal/ Glass	5.2
Containers - Paper/Plastic	4.0
Containers & Packaging Manufacturing	5.0
Diversified Manufacturing Operations	0.9
E-Commerce/ Services	4.4
Electronic Components - Miscellaneous	0.9
Food - Canned	1.4
Food - Miscellaneous/Diversified	0.5
Funeral Services & Related Items	5.2
Generic Pharmaceuticals	1.1
Health Care Facilities	8.6
Hotels & Motels	5.1
Industrial Supply Distributor	0.5
Information Services	1.6
Instruments - Controls	1.7
Internet Based Services	0.2
Medical - Biomedical/ Gene	1.3
Medical - Drugs	0.9
Medical - Generic Drugs	1.7
Medical Products	0.6
Motion Pictures & Services	2.2
Non - Hazardous Waste Disposal	2.4
Oil Company - Exploration & Production	6.1
Private Corrections	4.7
Real Estate Investment Trust - Hotels	2.3
Real Estate Investment Trust - Specialty & Other	1.2
Rental - Auto/ Equipment	0.4
Semiconductor Devices	2.0
Specialty Pharmaceuticals	0.5
Telecom Carriers	4.1
Theaters	4.9
Wireless Equipment	0.6
Rights	0.0
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
September 30, 2012
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At September 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $16,678,117 amounted to $3,158,339, which consisted of aggregate gross unrealized appreciation of $3,615,878 and aggregate gross unrealized depreciation of $457,539.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of September 30, 2012:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices-Common Stocks and Rights+	$19,836,456
Level 2 – Other Significant Observable Inputs	-
Level 3 – Significant Unobservable Inputs	-
Total	$19,836,456

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA THREE PEAKS OPPORTUNITY GROWTH FUND

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
November 28, 2012

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
November 28, 2012